Intangible and Other Assets by Asset Class and Related Accumulated Amortization (Tables)	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] GTI Diagnostics [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Prodesse [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Tepnel Life Sciences Plc [Member]
Amortization Expense for Acquired Intangible Assets

The expected future annual amortization expense of the Company’s intangible assets is as follows (in thousands):

Years Ending December 31,
2012	$18,491
2013	21,009
2014	20,691
2015	18,559
2016	15,801
Thereafter	70,446

Total(1)	$164,997

(1)	Excludes $7.9 million and $0.4 million of in-process research and development assets and capitalized software assets, respectively, which had not commenced amortization as of December 31, 2011. These products will commence amortization in the future when the commercial availability of the underlying products can be reliably estimated.

The estimated amortization expense for the acquired identifiable intangible assets over future periods, excluding the in-process research and development assets due to uncertainty with respect to the commercialization of such assets, is as follows (in thousands):

Years Ending December 31,
2012	$1,981
2013	1,981
2014	1,981
2015	1,981
2016	1,981
Thereafter	8,300

Total	$18,205

The estimated amortization expense for the acquired identifiable intangible assets over future periods is as follows (in thousands):

Years Ending December 31,
2012	$4,966
2013	4,966
2014	4,966
2015	4,948
2016	4,752
Thereafter	23,445

Total	$48,043

The estimated amortization expense for the acquired identifiable intangible assets over future periods is as follows (in thousands):

Years Ending December 31,
2012	$4,163
2013	4,163
2014	4,097
2015	4,075
2016	4,075
Thereafter	21,586

Total	$42,159

Amortization of Intangible Assets Provided over Their Estimated Useful Lives

Intangible assets consist of the following:

	As of September 29, 2012		As of September 24, 2011
Description	Gross Carrying Value	Accumulated Amortization	Gross Carrying Value	Accumulated Amortization
Developed technology	$3,784,689	$788,274	$2,215,323	$586,647
In-process research and development	227,000	—	840	—
Customer relationships and contracts	1,097,842	205,612	507,974	150,039
Trade names	240,092	60,318	142,799	44,267
Patents	11,417	7,906	9,937	7,752
Business licenses	2,577	344	2,535	81
Non-compete agreements	310	223	297	112

	$5,363,927	$1,062,677	$2,879,705	$788,898

 The Company’s intangible and other assets and related accumulated amortization consisted of the following as of December 31, 2011 and 2010 (in thousands, except number of years):

		Years Ended December 31,
	Weighted	2011			2010
	Average Remaining Life (Years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net

Capitalized software	5	$36,975	$(19,983)	$16,992	$30,931	$(16,950)	$13,981

Goodwill	N/A	$148,081	$(7,677)	$140,404	$157,985	$(7,677)	$150,308

Purchased intangibles	11	$162,556	$(55,937)	$106,619	$166,541	$(46,271)	$120,270

Patents	7	$27,965	$(16,207)	$11,758	$30,520	$(18,070)	$12,450

License, manufacturing access fees and other assets:
License and manufacturing access fees	7	67,906	(29,942)	37,964	64,259	(23,995)	40,264
Investment in Qualigen, Inc.	N/A	5,404	—	5,404	5,404	—	5,404
Investment in DiagnoCure, Inc.	N/A	5,000	—	5,000	5,000	—	5,000
Investment in Roka Bioscience, Inc.	N/A	4,705	—	4,705	725	—	725
Other assets	N/A	11,257	(2,592)	8,665	10,377	(1,595)	8,782

		$94,272	$(32,534)	$61,738	$85,765	$(25,590)	$60,175